LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.42%
Aerospace & Defense–1.88%
Huntington Ingalls Industries	1,800	$ 347,508
L3Harris Technologies	26,322	5,797,157
Northrop Grumman	2,519	907,218
Raytheon Technologies	46,846	4,026,882
		11,078,765
Air Freight & Logistics–0.55%
United Parcel Service Class B	17,873	3,254,673
		3,254,673
Automobiles–0.80%
†Ford Motor	103,300	1,462,728
†General Motors	25,200	1,328,292
Harley-Davidson	11,000	402,710
†Tesla	2,000	1,550,960
		4,744,690
Banks–3.86%
Associated Banc-Corp	26,000	556,920
Bank of America	105,060	4,459,797
Citizens Financial Group	22,000	1,033,560
JPMorgan Chase & Co.	60,113	9,839,897
KeyCorp	68,400	1,478,808
Regions Financial	63,000	1,342,530
US Bancorp	25,478	1,514,412
Wells Fargo & Co.	30,000	1,392,300
Zions Bancorp	18,500	1,144,965
		22,763,189
Beverages–0.98%
Coca-Cola	38,636	2,027,231
†Monster Beverage	17,200	1,527,876
PepsiCo	14,801	2,226,218
		5,781,325
Biotechnology–5.01%
AbbVie	19,169	2,067,760
†Agios Pharmaceuticals	14,916	688,373
Amgen	15,568	3,310,535
†Biogen	25,742	7,284,729
†BioMarin Pharmaceutical	4,500	347,805
†Halozyme Therapeutics	17,000	691,560
†ImmunoGen	8,476	48,059
†Incyte	8,000	550,240
†Ionis Pharmaceuticals	42,411	1,422,465
†Regeneron Pharmaceuticals	3,000	1,815,540
†Seagen	4,500	764,100
†Ultragenyx Pharmaceutical	15,157	1,367,010
†United Therapeutics	6,200	1,144,396
†Vertex Pharmaceuticals	44,172	8,012,359
		29,514,931
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.48%
Allegion	3,500	$ 462,630
AO Smith	9,000	549,630
Carlisle	6,500	1,292,135
Johnson Controls International	80,550	5,483,844
Trane Technologies	5,400	932,310
		8,720,549
Capital Markets–1.22%
Ameriprise Financial	2,500	660,300
Apollo Global Management	10,000	615,900
BGC Partners Class A	235,000	1,224,350
CME Group	5,680	1,098,398
Cohen & Steers	23,122	1,936,930
Intercontinental Exchange	10,235	1,175,183
State Street	6,000	508,320
		7,219,381
Chemicals–2.33%
Air Products & Chemicals	12,144	3,110,200
CF Industries Holdings	11,500	641,930
Eastman Chemical	7,000	705,180
Ecolab	10,703	2,232,860
Huntsman	43,919	1,299,563
PPG Industries	25,522	3,649,901
Sherwin-Williams	7,430	2,078,394
		13,718,028
Commercial Services & Supplies–0.65%
†CoreCivic	67,000	596,300
Waste Management	21,700	3,241,112
		3,837,412
Communications Equipment–0.91%
†Arista Networks	4,525	1,554,971
Cisco Systems	70,244	3,823,381
		5,378,352
Construction Materials–0.22%
Vulcan Materials	7,588	1,283,586
		1,283,586
Consumer Finance–0.61%
Ally Financial	14,100	719,805
Discover Financial Services	12,000	1,474,200
Synchrony Financial	28,500	1,393,080
		3,587,085
Containers & Packaging–0.41%
Ball	15,326	1,378,880
International Paper	19,000	1,062,480
		2,441,360
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–1.36%
†Berkshire Hathaway Class A	17	$ 6,993,443
†Berkshire Hathaway Class B Class B	3,737	1,019,977
		8,013,420
Diversified Telecommunication Services–0.53%
†Liberty Global Class C	27,400	807,204
Verizon Communications	42,934	2,318,865
		3,126,069
Electric Utilities–0.43%
IDACORP	5,400	558,252
NextEra Energy	8,200	643,864
OGE Energy	14,000	461,440
Portland General Electric	18,000	845,820
		2,509,376
Electrical Equipment–0.31%
Emerson Electric	7,000	659,400
GrafTech International	67,000	691,440
Regal Beloit	3,300	496,122
		1,846,962
Electronic Equipment, Instruments & Components–1.35%
Avnet	10,400	384,488
TE Connectivity	50,923	6,987,654
†Teledyne Technologies	1,328	570,482
		7,942,624
Energy Equipment & Services–0.18%
Core Laboratories	38,127	1,058,024
		1,058,024
Entertainment–2.13%
Activision Blizzard	26,300	2,035,357
Electronic Arts	10,100	1,436,725
†Liberty Media-Liberty Formula One Class C	10,295	529,266
†Madison Square Garden Entertainment	19,739	1,434,433
†Madison Square Garden Sports Class A	13,533	2,516,462
†Netflix	1,000	610,340
†Walt Disney	19,377	3,278,007
World Wrestling Entertainment Class A	12,382	696,611
		12,537,201
Equity Real Estate Investment Trusts–1.42%
American Tower	12,065	3,202,172
Gaming and Leisure Properties	8,800	407,616
Iron Mountain	35,500	1,542,475
Lamar Advertising Class A	13,000	1,474,850
Life Storage	4,000	458,960
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Medical Properties Trust	43,500	$ 873,045
Weyerhaeuser	11,500	409,055
		8,368,173
Food & Staples Retailing–1.26%
Costco Wholesale	1,800	808,830
Kroger	36,000	1,455,480
Walmart	36,884	5,140,892
		7,405,202
Food Products–0.62%
†Darling Ingredients	9,200	661,480
Hershey	6,900	1,167,825
Mondelez International Class A	30,945	1,800,380
		3,629,685
Health Care Equipment & Supplies–1.82%
Becton Dickinson & Co.	3,355	824,726
†ICU Medical	3,300	770,154
Medtronic	49,746	6,235,661
†Quidel	6,200	875,130
West Pharmaceutical Services	4,700	1,995,338
		10,701,009
Health Care Providers & Services–4.10%
Chemed	1,000	465,120
†Guardant Health	21,400	2,675,214
Humana	3,600	1,400,940
†Molina Healthcare	5,700	1,546,467
UnitedHealth Group	46,196	18,050,625
		24,138,366
Health Care Technology–0.18%
†Veeva Systems Class A	3,600	1,037,412
		1,037,412
Hotels, Restaurants & Leisure–0.10%
MGM Resorts International	13,100	565,265
		565,265
Household Durables–0.66%
PulteGroup	32,000	1,469,440
Toll Brothers	43,429	2,401,189
		3,870,629
Household Products–0.66%
Procter & Gamble	27,980	3,911,604
		3,911,604
Independent Power and Renewable Electricity Producers–0.30%
AES	40,000	913,200

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra	50,000	$ 855,000
		1,768,200
Industrial Conglomerates–0.98%
3M	4,947	867,803
Honeywell International	23,153	4,914,919
		5,782,722
Insurance–1.37%
Allstate	7,000	891,170
Everest Re Group	3,400	852,652
Hartford Financial Services Group	12,219	858,385
Travelers	30,528	4,640,561
White Mountains Insurance Group	800	855,688
		8,098,456
Interactive Media & Services–7.34%
†Alphabet Class A	7,068	18,870,298
†Facebook Class A	38,406	13,034,612
†Match Group	17,900	2,810,121
†Pinterest Class A	13,046	664,694
†Twitter	130,071	7,854,988
		43,234,713
Internet & Direct Marketing Retail–2.32%
†Amazon.com	4,162	13,672,337
		13,672,337
IT Services–2.64%
Accenture Class A	5,400	1,727,568
Alliance Data Systems	2,900	292,581
Automatic Data Processing	17,562	3,510,995
Fidelity National Information Services	12,665	1,541,077
Mastercard Class A	2,700	938,736
†PayPal Holdings	3,700	962,777
Visa Class A	29,445	6,558,874
		15,532,608
Life Sciences Tools & Services–1.52%
†10X Genomics Class A	8,200	1,193,756
†Bio-Rad Laboratories Class A	1,500	1,118,925
†Charles River Laboratories International	2,900	1,196,743
Thermo Fisher Scientific	9,504	5,429,920
		8,939,344
Machinery–0.52%
Cummins	6,100	1,369,816
Otis Worldwide	9,241	760,349
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Pentair	12,985	$ 943,101
		3,073,266
Media–4.95%
†AMC Networks Class A	42,933	2,000,248
Comcast Class A	297,752	16,653,269
†Discovery Class A	66,924	1,698,531
†Discovery Class C Class C	43,632	1,058,949
†Liberty Broadband Class A	13,106	2,206,395
†Liberty Broadband Class C Class C	14,538	2,510,713
†Liberty Media-Liberty SiriusXM Class A	22,293	1,051,561
†Liberty Media-Liberty SiriusXM Class C Class C	41,178	1,954,720
		29,134,386
Metals & Mining–0.98%
ArcelorMittal (New York Shares)	65,663	1,980,396
Freeport-McMoRan	70,395	2,289,949
Steel Dynamics	26,000	1,520,480
		5,790,825
Mortgage Real Estate Investment Trusts (REITs)–0.31%
Annaly Capital Management	100,000	842,000
New Residential Investment	88,000	968,000
		1,810,000
Multiline Retail–0.17%
Target	4,400	1,006,588
		1,006,588
Multi-Utilities–0.13%
Sempra Energy	5,980	756,470
		756,470
Oil, Gas & Consumable Fuels–1.73%
Chevron	24,206	2,455,699
Devon Energy	35,000	1,242,850
Exxon Mobil	53,430	3,142,753
Kinder Morgan	62,152	1,039,803
Pioneer Natural Resources	10,487	1,746,190
Valero Energy	8,000	564,560
		10,191,855
Personal Products–0.06%
Nu Skin Enterprises Class A	9,000	364,230
		364,230
Pharmaceuticals–2.87%
†Bausch Health	24,148	672,522
Bristol-Myers Squibb	10,000	591,700
Eli Lilly & Co.	10,331	2,386,977
Johnson & Johnson	38,636	6,239,714

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co.	50,481	$ 3,791,628
Pfizer	74,399	3,199,901
		16,882,442
Professional Services–0.27%
†FTI Consulting	8,100	1,091,070
ManpowerGroup	4,400	476,432
		1,567,502
Real Estate Management & Development–0.43%
†CBRE Group Class A	13,500	1,314,360
†Jones Lang LaSalle	4,900	1,215,641
		2,530,001
Road & Rail–0.97%
AMERCO	900	581,427
Canadian Pacific Railway	17,061	1,110,160
Kansas City Southern	4,100	1,109,624
†Lyft Class A	30,290	1,623,241
Old Dominion Freight Line	2,400	686,352
Union Pacific	3,219	630,956
		5,741,760
Semiconductors & Semiconductor Equipment–5.37%
†Advanced Micro Devices	9,000	926,100
Applied Materials	13,100	1,686,363
ASML Holding	4,235	3,155,541
Broadcom	20,695	10,035,626
†Enphase Energy	1,937	290,492
Intel	18,700	996,336
Lam Research	2,600	1,479,790
NVIDIA	13,200	2,734,512
Texas Instruments	18,643	3,583,371
Wolfspeed	83,816	6,766,466
		31,654,597
Software–12.34%
†Adobe	12,025	6,923,033
†Autodesk	30,234	8,621,830
†Cerence	11,923	1,145,920
Citrix Systems	26,210	2,814,168
†Crowdstrike Holdings Class A	6,500	1,597,570
†DocuSign	17,720	4,561,660
Dolby Laboratories Class A	16,920	1,488,960
†Dropbox Class A	48,000	1,402,560
†Fortinet	7,400	2,161,096
†HubSpot	3,800	2,569,142
Mandiant	104,024	1,851,627
†Manhattan Associates	5,300	811,059
Microsoft	104,173	29,368,452
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle	20,024	$ 1,744,691
†Qualys	5,500	612,095
†salesforce.com	7,961	2,159,182
†Teradata	10,000	573,500
†Trade Desk Class A	11,000	773,300
†Varonis Systems	9,400	571,990
†Zoom Video Communications Class A	3,500	915,250
		72,667,085
Specialty Retail–2.33%
Dick's Sporting Goods	11,000	1,317,470
Home Depot	24,341	7,990,177
TJX	66,734	4,403,109
		13,710,756
Technology Hardware, Storage & Peripherals–5.51%
Apple	169,955	24,048,633
Seagate Technology Holdings	74,089	6,113,824
†Western Digital	37,795	2,133,150
Xerox Holdings	9,000	181,530
		32,477,137
Textiles, Apparel & Luxury Goods–0.31%
†Deckers Outdoor	1,400	504,280
NIKE Class B	9,000	1,307,070
		1,811,350
Thrifts & Mortgage Finance–0.24%
MGIC Investment	94,000	1,406,240
		1,406,240
Wireless Telecommunication Services–0.44%
Telephone & Data Systems	38,000	741,000
†T-Mobile	14,431	1,843,705
		2,584,705
Total Common Stock (Cost $378,852,283)		556,173,922

MONEY MARKET FUND–5.30%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	31,244,799	31,244,799
Total Money Market Fund (Cost $31,244,799)		31,244,799

TOTAL INVESTMENTS–99.72% (Cost $410,097,082)	587,418,721
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	1,648,879
NET ASSETS APPLICABLE TO 35,141,049 SHARES OUTSTANDING–100.00%	$589,067,600

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)

† Non-income producing.

The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$84,219	$85,978	12/13/21	$—	$(1,759)
1	Euro	145,000	147,951	12/13/21	—	(2,951)
1	Japanese Yen	112,263	113,453	12/13/21	—	(1,190)
					—	(5,900)
Equity Contracts:
8	E-mini MSCI Emerging Markets Index	498,240	522,599	12/17/21	—	(24,359)
10	E-mini Russell 2000 Index	1,100,400	1,135,497	12/17/21	—	(35,097)
113	E-mini S&P 500 Index	24,282,287	25,480,902	12/17/21	—	(1,198,615)
10	E-mini S&P MidCap 400 Index	2,633,200	2,707,291	12/17/21	—	(74,091)
4	Euro STOXX 50 Index	187,560	192,112	12/17/21	—	(4,552)
1	FTSE 100 Index	95,308	93,962	12/17/21	1,346	—
					1,346	(1,336,714)
Total Futures Contracts					$1,346	$(1,342,614)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$556,173,922	$—	$—	$556,173,922
Money Market Fund	31,244,799	—	—	31,244,799
Total Investments	$587,418,721	$—	$—	$587,418,721
Derivatives:

Assets:
Futures Contract	$1,346	$—	$—	$1,346
Liabilities:
Futures Contracts	$(1,342,614)	$—	$—	$(1,342,614)
There were no Level 3 investments at the beginning or end of the period.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–6